Geographical areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Electricity		₩ 55,939,001	₩ 56,842,011	₩ 54,649,882
Heat supply		220,948	216,117	205,838
Others		734,927	839,676	916,828
Sales of goods		56,894,876	57,897,804	55,772,548
Sales of services		408,290	392,867	351,157
Sales of construction services		1,264,916	1,742,391	3,212,184
Total revenue from external customers		58,568,082	60,033,062	59,335,889
Non-current assets	[1]	172,110,120	160,336,774	157,934,345
Domestic
Revenue
Electricity		55,939,001	56,842,011	54,649,882
Heat supply		220,948	216,117	205,838
Others		449,381	456,738	517,596
Sales of goods		56,609,330	57,514,866	55,373,316
Sales of services		222,106	176,539	186,990
Sales of construction services		110,692	108,586	92,501
Total revenue from external customers		56,942,128	57,799,991	55,652,807
Non-current assets	[1]	169,366,365	157,037,428	153,436,810
Overseas
Revenue
Electricity		0	0	0
Heat supply		0	0	0
Others		285,546	382,938	399,232
Sales of goods		285,546	382,938	399,232
Sales of services		186,184	216,328	164,167
Sales of construction services		1,154,224	1,633,805	3,119,683
Total revenue from external customers	[2]	1,625,954	2,233,071	3,683,082
Non-current assets	[1],[2]	₩ 2,743,755	₩ 3,299,346	₩ 4,497,535

[1]	Amount excludes financial assets and deferred tax assets
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.